Shareholder Report	12 Months Ended	23 Months Ended
	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Summer Street Trust
Entity Central Index Key	0000225322
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity SAI Real Estate Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Real Estate Fund
Class Name	Fidelity® SAI Real Estate Fund
Trading Symbol	FSRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Real Estate Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Real Estate Fund	$ 55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, led by the real estate services industry. An overweight among industrial REITs also boosted relative performance, as did picks in the health care group.
•Not owning Crown Castle, an index component that returned -24%, was the top individual relative contributor. An overweight in Equinix (+33%), one of our biggest holdings, also helped, as did an underweight in CoStar (-70%) where we increased our position this period.
•In contrast, the primary detractor from performance versus the real estate index was stock picking among industrial REITs. Also hurting our result were underweights in the hotel & resort and health care categories.
•The largest individual relative detractor was an overweight in American Tower (-14%), one of our biggest holdings. A stake in Simon Property (+15%), which we established this period, hurt as well. The company was among our biggest holdings at period end. An overweight in Americold Realty Trust (-6%) further detracted.
•Notable changes in positioning include decreased exposure to the other specialized industry and a higher allocation to retail REITs.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 4, 2024 through July 31, 2026. Initial investment of $10,000. Fidelity® SAI Real Estate Fund $10,000 $9,683 $11,253 MSCI US IMI Real Estate 25/50 Linked Index $10,000 $9,724 $11,219 S&P 500® Index $10,000 $11,620 $13,893 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® SAI Real Estate Fund 16.22% 6.40% MSCI US IMI Real Estate 25/50 Linked Index 15.37% 6.23% S&P 500® Index 19.56% 18.85% A From September 4, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Sep. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,198,206,899	$ 3,198,206,899
Holdings Count | shares	46	46
Advisory Fees Paid, Amount	$ 12,182,022
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$3,198,206,899
Number of Holdings	46
Total Advisory Fee	$12,182,022
Portfolio Turnover	31%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 32.6 Retail REITs 20.7 Industrial REITs 14.2 Residential REITs 12.6 Health Care REITs 12.3 Real Estate Management & Development 7.0 Diversified Telecommunication Services 0.2 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 9.9 Equinix Inc 9.3 American Tower Corp 8.8 Welltower Inc 7.7 Simon Property Group Inc 5.2 Digital Realty Trust Inc 3.9 CBRE Group Inc Class A 3.7 Kimco Realty Corp 3.7 UDR Inc 3.6 Public Storage 3.4 59.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec